Regulatory Capital (Tables)	9 Months Ended
Jul. 31, 2025
Regulatory Capital [Abstract]
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory

capital positions as at July 31, 2025 and

October 31, 2024.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
July 31 October 31

2025 2024
Capital
Common Equity Tier 1 Capital $ 93,120 $ 82,714
Tier 1 Capital 103,206 93,248
Total Capital 115,445 105,745
Risk-weighted assets used in the calculation

of capital ratios
627,248 630,900
Capital and leverage ratios
Common Equity Tier 1 Capital ratio 14.8% 13.1%
Tier 1 Capital ratio 16.5 14.8
Total Capital ratio 18.4 16.8
Leverage ratio 4.6 4.2
TLAC Ratio 30.9 28.7
TLAC Leverage Ratio 8.7 8.1